BORROWINGS - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt Obligations:
June 30, 2014	$ 28,010
June 30, 2015	27,769
June 30, 2016	29,619
June 30, 2017	91,195
June 30, 2018	552,444
June 30, 2019 and thereafter	285,706
Total	$ 1,014,743	$ 992,493